                        SEPTEMBER 18, 2000 SUPPLEMENT TO THE TRAVELERS PORTFOLIO
                                                        ARCHITECT SELECT ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2000

THE COVER PAGE OF THE PROSPECTUS IS AMENDED AS FOLLOWS:

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:

Capital Appreciation Fund                                     TRAVELERS SERIES FUND INC.
Money Market Portfolio                                            AIM Capital Appreciation Portfolio
AIM VARIABLE INSURANCE FUNDS, INC.                                Alliance Growth Portfolio
     AIM V.I. Value Fund                                          MFS Total Return Portfolio
ALLIANCE VARIABLE PRODUCT SERIES FUND                         THE TRAVELERS SERIES TRUST
     Premier Growth Portfolio Class B                             Convertible Bond Portfolio
DELAWARE GROUP PREMIUM FUND                                       Disciplined Mid Cap Stock Portfolio
   REIT Series                                                    Disciplined Small Cap Stock Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                  Equity Income Portfolio
   Appreciation Portfolio*                                        Federated High Yield Portfolio
   Small Cap Portfolio                                            Federated Stock Portfolio
GREENWICH STREET SERIES FUND                                      Large Cap Portfolio
    Appreciation Portfolio                                        Lazard International Stock Portfolio
    Diversified Strategic Income Portfolio                        MFS Emerging Growth Portfolio
    Equity Index Portfolio Class II                               MFS Mid Cap Growth Portfolio
    Total Return Portfolio                                        Travelers Quality Bond Portfolio
JANUS ASPEN SERIES                                            VARIABLE INSURANCE PRODUCTS FUND II
    Balanced Portfolio - Service Shares                           Contrafund(R) Portfolio - Service Class 2
    Global Life Sciences Portfolio - Service Shares          WARBURG PINCUS TRUST
    Global Technology Portfolio - Service Shares                  Emerging Markets Portfolio
    Worldwide Growth Portfolio - Service Shares
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Investors Fund

* formerly Capital Appreciation Portfolio.

THE FOLLOWING INFORMATION SUPPLEMENTS THE FEE TABLE:

                                                                                                                TOTAL ANNUAL
                                                                                                                 OPERATING
                                                     MANAGEMENT FEE                         OTHER EXPENSES        EXPENSES
FUNDING OPTIONS:                                     (AFTER EXPENSE                         (AFTER EXPENSE     (AFTER EXPENSE
                                                     REIMBURSEMENT)        12b-1 FEES       REIMBURSEMENT)     REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
     AIM V.I. Value Fund....................             0.61%                                  0.15%                0.76%
TRAVELERS SERIES FUND INC.
     AIM Capital Appreciation Portfolio.....             0.80%                                  0.04%             0.84% (13)


(13) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.

EXAMPLE*:
Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                           IF CONTRACT IS NOT SURRENDERED OR
                                                   IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT END OF PERIOD
                                                          END OF PERIOD SHOWN:                          SHOWN:
                                                 --------------------------------------- --------------------------------------
UNDERLYING FUNDING OPTIONS:                       1 YEAR   3 YEARS  5 YEARS  10 YEARS     1 YEAR   3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
     AIM V.I. Value Fund.......................     82       118      157       251         22       68       117      251
TRAVELERS SERIES TRUST.........................
     AIM Capital Appreciation Portfolio........     83       120      161       259         23       70       121      259

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION IN "THE FUNDING OPTIONS"
SECTION:

              FUNDING                        INVESTMENT                                       INVESTMENT
              OPTION                         OBJECTIVE                                    ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Value Fund                   Seeks to achieve long-term growth of          AIM Advisers, Inc.
                                         capital by investing primarily in equity
                                         securities of undervalued companies. Income
                                         is a secondary objective.

TRAVELERS SERIES FUND, INC.
   AIM Capital Appreciation Portfolio    Seeks capital appreciation by investing       Travelers Investment Advisers ("TIA")
                                         principally in common stock, with emphasis    Subadviser: AIM Capital Management, Inc.
                                         on medium-sized and smaller emerging growth
                                         companies.

THE FOLLOWING INFORMATION REPLACES THE "DISTRIBUTION" SECTION:

DISTRIBUTION

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee associated with a broker-dealer who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc. 21 Milk Street, Boston, MA. CFBDS is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC (TDC), One Tower Square, Hartford, Connecticut 06183, an affiliated broker-dealer, may become the principal underwriter for the Contracts sometime in 2000.

In no event will up-front commission paid to broker-dealers exceed 7% of the purchase payments made under the Contracts. If asset-based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

                                                                       L-21166-B